Fair Value Measurements	12 Months Ended
Mar. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
27.	FAIR VALUE MEASUREMENTS

FASB ASC 820 “Fair Value Measurement and Disclosures”, the Company adopted in fiscal 2009, clarify that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability, such as inherent risk, transfer restrictions and risk of non-performance. As a basis for considering such assumptions, it establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 – Unobservable inputs which are supported by little or no market activity.

FASB ASC 820 “Fair Value Measurements and Disclosures”, describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset. The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s financial assets carried at fair value on a recurring basis are detailed in the table below. The fair values of such financial assets are measured in accordance with FASB ASC 820 inputs, including quoted market price.

Assets measured at fair value on a recurring basis as of March 31, 2014 and 2013 are summarized below:

	Fair Value Measurements
	March 31, 2014	March 31, 2013
	Quoted prices in active markets for identical assets
	US$	US$
Assets
Level 1:
Available-for-sale investments:
Listed equity securities	—	17,153
Level 2:
Available-for-sale investments:
Unlisted investments	1,050,500	1,045,200

Total financial assets measured at fair value	1,050,500	1,062,353